UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,197,677	$ 301,217	¥ 1,589,161
Short-term investments	783,861	107,437	157,808
Accounts receivable, net of allowance of RMB19,468 and RMB21,295 as of December 31,2022 and September 30, 2023, respectively	143,446	19,661	132,699
Prepayments and other current assets	246,319	33,761	133,901
Amounts due from related parties	117,830	16,150	53,630
Inventories	113,660	15,578	57,460
Total current assets	3,602,793	493,804	2,124,659
Non-current assets
Restricted cash	644	88	946
Contract costs	84,166	11,536	67,270
Property and equipment, net	305,979	41,938	360,300
Operating lease right-of-use assets	1,737,158	238,097	1,932,000
Intangible assets, net	4,643	636	5,537
Goodwill	17,446	2,391	17,446
Other assets	135,625	18,590	141,335
Deferred tax assets	85,238	11,683	112,533
Total non-current assets	2,370,899	324,959	2,637,367
Total assets	5,973,692	818,763	4,762,026
Current liabilities
Operating lease liabilities, current	301,967	41,388	319,598
Accounts payable	410,294	56,236	184,901
Deferred revenue, current	334,634	45,865	202,996
Salary and welfare payable	147,558	20,225	103,539
Accrued expenses and other payables	648,202	88,843	330,282
Income taxes payable	118,092	16,186	31,336
Short-term borrowings	70,000	9,594	142,828
Current portion of long-term borrowings			29,130
Amounts due to related parties	2,326	319	3,004
Total current liabilities	2,033,073	278,656	1,347,614
Non-current liabilities
Operating lease liabilities, non-current	1,613,495	221,148	1,805,402
Deferred revenue, non-current	348,476	47,762	277,841
Long-term borrowings, non-current portion	2,000	274	2,000
Other non-current liabilities	180,887	24,793	141,763
Total non-current liabilities	2,144,858	293,977	2,227,006
Total liabilities	4,177,931	572,633	3,574,620
Shareholders' equity
Additional paid in capital	1,500,836	205,707	1,286,189
Retained earnings (accumulated deficit)	287,172	39,360	(78,304)
Accumulated other comprehensive income (loss)	15,141	2,075	(10,865)
Total equity attributable to shareholders of the Company	1,803,449	247,183	1,197,305
Non-controlling interests	(7,688)	(1,053)	(9,899)
Total shareholders' equity	1,795,761	246,130	1,187,406
Commitments and contingencies
Total liabilities and shareholders' equity	5,973,692	818,763	4,762,026
Class A ordinary shares
Shareholders' equity
Ordinary shares	244	33	229
Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 56	$ 8	¥ 56